Consultation Service Expenses	6 Months Ended
Sep. 30, 2022
Consultation Service Expenses [Abstract]
CONSULTATION SERVICE EXPENSES
16.	CONSULTATION SERVICE EXPENSES
The consultation services expenses represented consultation fees to external consultants who provided consultation services on cryptocurrencies trading to the Company.